Related Party Transactions and Balances (Details) ₫ in Billions			1 Months Ended			2 Months Ended	6 Months Ended			12 Months Ended
	Jul. 31, 2023	Nov. 30, 2022 USD ($)	Mar. 31, 2024	Sep. 30, 2023	Aug. 31, 2023	Dec. 31, 2022 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 VND (₫)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 VND (₫)	Dec. 31, 2022 USD ($)	Jun. 30, 2024 VND (₫)	Jun. 30, 2023 VND (₫)
Related Party Transactions and Balances [Line Items]
Operating expenses						$ 187,422	$ 4,191,184		$ 1,756,468	$ 4,649,582
Loans borrowed									44,800,000					₫ 1,100.0
Interest rate reduced percentage			3.00%	7.00%	8.00%
Loan principal amount							28,000,000						₫ 700.0
Interest payable							600,000						₫ 15,800.0
Interest expenses							1,005,286		167,481	3,163,557
Fees payable										1,600,000	₫ 193.3
Offering cost										1,179,129
Raw materials							10,501,330			24,695,737
Borrowed loans										93,600,000	₫ 2,200.0
Public Infrastructures [Member]
Related Party Transactions and Balances [Line Items]
Fees payable							8,200,000	₫ 193.3
VSun JV [Member]
Related Party Transactions and Balances [Line Items]
Operating expenses							148,000
VSun China [Member]
Related Party Transactions and Balances [Line Items]
Prepayments for raw materials							$ 27,582,554		$ 120,422
Raw materials										24,845,082
VSun JV [Member]
Related Party Transactions and Balances [Line Items]
Borrowings interest rate	9.50%
Fees payable		$ 1,600,000								1,600,000		$ 1,600,000
VSun JV [Member] | Public Infrastructures [Member]
Related Party Transactions and Balances [Line Items]
Fees payable										8,200,000
Fuji Solar [Member]
Related Party Transactions and Balances [Line Items]
Offering cost										$ 1,098,104